Schedule of Investments September 30, 2020 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 92.3%
Banks - 10.4%
Bank of N.T. Butterfield & Son	75,100	$1,673,228
Central Valley Community Bancorp	40,800	503,880
Citigroup	25,270	1,089,390
Comerica	71,550	2,736,787
HarborOne Bancorp	195,744	1,579,654
Kearny Financial	179,226	1,292,219
KeyCorp	192,750	2,299,507
PCSB Financial	77,722	938,105
PNC Financial Services Group	17,510	1,924,524
QCR Holdings	56,850	1,558,259
US Bancorp	44,700	1,602,495
Waterstone Financial	163,450	2,531,841
		19,729,889
Consumer Discretionary - 5.9%
Darden Restaurants	31,150	3,138,051
eBay	55,350	2,883,735
Home Depot	10,400	2,888,184
Noodles & Company *	349,212	2,399,086
		11,309,056
Consumer Staples - 10.4%
Church & Dwight	41,500	3,888,965
Colgate-Palmolive	31,600	2,437,940
JM Smucker	35,550	4,106,736
Mondelez International, Class A	64,700	3,717,015
Nestle	10,200	1,210,866
Procter & Gamble	16,900	2,348,931
Swedish Match	14,100	1,153,713
Tootsie Roll Industries	31,082	960,434
		19,824,600
Diversified Financial Services - 2.4%
CBOE Global Markets	17,500	1,535,450
Federated Hermes, Class B	97,850	2,104,753
Invesco	23,100	263,571
Jefferies Financial Group	31,550	567,900
		4,471,674
Energy - 2.8%
Devon Energy	93,750	886,875
Hess	33,500	1,371,155
Parsley Energy	103,250	966,420
Schlumberger	74,100	1,152,996
Suncor Energy	73,100	894,013
		5,271,459

Healthcare - 6.5%
AstraZeneca - ADR	17,800	975,440
Haemonetics *	23,940	2,088,765
Johnson & Johnson	18,300	2,724,504
Medtronic	32,600	3,387,792
Merck & Co.	39,048	3,239,032
		12,415,533
Industrials - 11.7%
CIRCOR International *	20,850	570,247
Curtiss-Wright	44,950	4,192,037
General Dynamics	10,200	1,411,986
Landstar System	13,600	1,706,664
Moog	23,800	1,512,014
Otis Worldwide	35,750	2,231,515
Pentair	65,050	2,977,339
Regal Beloit	26,200	2,459,394
Robert Half International	53,650	2,840,231
Vectrus *	63,750	2,422,500
		22,323,927
Information Technology - 11.2%
FARO Technologies *	51,900	3,164,862
FLIR Systems	107,700	3,861,045
Leidos Holdings	25,850	2,304,528
Littelfuse	31,330	5,556,062
Microsoft	7,200	1,514,376
Paychex	42,500	3,390,225
Xilinx	14,100	1,469,784
		21,260,882
Insurance Brokers - 6.4%
Arthur J. Gallagher & Co.	51,400	5,426,812
Brown & Brown	116,100	5,255,847
Marsh & McLennan	13,100	1,502,570
		12,185,229
Life & Health Insurance - 6.7%
Aflac	80,000	2,908,000
Globe Life	62,750	5,013,725
Primerica	15,900	1,798,926
Voya Financial	62,250	2,983,642
		12,704,293
Materials - 3.5%
Axalta Coating Systems *	31,600	700,572
Domtar	31,100	816,997
Kinross Gold *	59,800	527,436
Newmont Goldcorp	30,100	1,909,845
PPG Industries	18,450	2,252,376
Victoria Gold *	45,186	506,083
		6,713,309
Property & Casualty Insurance - 8.0%
Hanover Insurance Group	39,550	3,685,269
Kemper	30,800	2,058,364
Lancashire Holdings	270,700	2,417,151

Mercury General	85,000	3,516,450
Selective Insurance Group	67,200	3,460,128
		15,137,362
Real Estate - 1.0%
Howard Hughes *	34,000	1,958,400
Reinsurance - 5.4%
Alleghany	7,619	3,965,309
Everest Re Group	4,350	859,299
RenaissanceRe Holdings	32,200	5,465,628
		10,290,236
Total Common Stocks
(Cost $159,232,145)		175,595,849

EXCHANGE TRADED FUND - 1.2%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $2,373,508)	27,800	2,334,922

SHORT-TERM INVESTMENT - 6.9%
First American Treasury Obligations Fund, 0.056%^
(Cost $13,156,096)	13,156,096	13,156,096

Total Investments - 100.4%
(Cost $174,761,749)		191,086,867
Other Assets and Liabilities, Net - (0.4)%		(702,497)
Total Net Assets - 100.0%		$190,384,370

*	Non-income producing security
^	The rate shown is the seven-day yield effective September 30, 2020.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$175,595,849	$-	$-	$175,595,849
Short-Term Investment	13,156,096			13,156,096
Exchange Traded Fund	2,334,922	-	-	2,334,922
Total Investments	$191,086,867	$-	$-	$191,086,867

Refer to each Fund's Schedule of Investments for further sector breakout.